LONG-TERM INCENTIVE COMPENSATION - Number of Options, Weighted-average Exercise Price (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Number of options
Outstanding beginning balance, options	2,369,900
Granted, Options	141,100
Exercised, options	(1,384,100)
Forfeited or expired, options	(11,700)
Outstanding ending balance, options	1,115,200	2,369,900
Options vested and expected to vest, options	1,091,300
Options exercisable	974,100
Weighted-average exercise price
Outstanding, Weighted-average exercise price, beginning balance	$ 45.30
Granted, weighted-average exercise price	73.96
Exercised, weighted-average exercise price	51.35
Forfeited or expired, Weighted-average exercise price	58.16
Outstanding, Weighted-average exercise price, ending balance	41.29	$ 45.30
Options vested and expected to vest, Weighted-average exercise price	40.57
Options exercisable ,Weighted-average exercise price	$ 36.55
Weighted-average remaining contractual life
Outstanding ,Weighted-average remaining contractual life beginning balance	4 years 8 months 19 days	3 years 8 months 5 days
Outstanding ,Weighted-average remaining contractual life ending balance	4 years 8 months 19 days	3 years 8 months 5 days
Options vested or expected to vest, Weighted-average remaining contractual life	4 years 7 months 13 days
Options exercisable, Weighted-average remaining contractual life	4 years 15 days
Aggregate intrinsic value
Outstanding, Aggregate intrinsic value beginning balance	$ 43.8
Outstanding, Aggregate intrinsic value ending balance	32.8	$ 43.8
Options vested and expected to vest, Aggregate Intrinsic Value	32.8
Options exercisable, Aggregate Intrinsic Value	$ 32.8